Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
4.	FAIR VALUE MEASUREMENTS

Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at June 30, 2025 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$-	$-	$5	$5
Related party private placement warrant liability	-	-	245	245
Long-term debt, non-current	$-	$13,009	$-	$13,009
Total liabilities	$-	$13,009	$250	$13,259

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$-	$-	$267	$267
Related party private placement warrant liability	-	-	133	133
Long-term debt, non-current	-	13,186	-	13,186
Total liabilities	$-	$13,186	$400	$13,586

Level 3 liability valuations are based on unobservable inputs, which reflect the Company’s own assumptions incorporated in valuation techniques used to determine fair value; further discussion of these assumptions is set forth below. There were no transfers into or out of Level 3 of the fair value hierarchy during the periods presented.

Changes in the fair value measurement of Level 3 liabilities are related mainly to unrealized gains (losses) resulting from remeasurement each period and are reflected in the interim condensed consolidated statements of operations and comprehensive loss.

Public Placement Warrant Liability

In connection with the Merger, the Company assumed the Public Placement Warrants (see Note 7 - Warrants) to purchase the Company’s Common stock. The Company accounts for the Public Placement Warrants as a liability in accordance with ASC 815-40-15 since the Public Placement Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. This liability is subject to remeasurement at each balance sheet date until exercised. The fair value of the public placement liability at June 30, 2025 and December 31, 2024 was determined using the Monte Carlo simulation model. The public placement warrant liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using some unobservable inputs.

The key inputs for the Monte Carlo simulation model to value the Public Placement Warrants at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
Stock price	$2.82	$9.60
Exercise price	$230.00	$230.00
Redemption Threshold	$360.00	$360.00
Effective expiration date	August 13, 2029	August 13, 2029
Term (years)	4.1	4.6
Volatility	75%	80%
Risk-free rate	3.67%	4.27%

Related Party Private Placement Warrant Liability

In connection with the Merger, the Company assumed the Private Placement Warrants (see Note 7 - Warrants) to purchase the Company’s Common stock, which were issued to the Sponsor, a related party. The Company accounts for the Private Placement Warrants as a liability in accordance with ASC 815-40-15 since the Private Placement Warrants do not meet the criteria for equity treatment and must be recorded as a liability. This liability is subject to remeasurement at each balance sheet date until exercised.

On February 14, 2025, pursuant to a settlement agreement with the Sponsor (see Note 10 - Commitments and Contingencies), the Company exchanged the 250,000 Private Placement Warrants for a warrant to purchase 250,000 shares of Common stock (the “Sponsor Warrants”) at an exercise price of $10.00 per share. The warrants became exercisable immediately upon issuance and will terminate on the fifth anniversary of the issuance date. The related party private placement warrant liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using unobservable inputs.

The fair value of the Private Placement Warrants at February 14, 2025 and December 31, 2024 was determined using the Monte Carlo simulation model. The key inputs for the Monte Carlo simulation model to value the Private Placement Warrants at February 14, 2025 and December 31, 2024 were as follows:

	February 14, 2025	December 31, 2024
Stock price	$13.20	$9.60
Exercise price	$230.00	$230.00
Redemption Threshold	$360.00	$360.00
Effective expiration date	August 13, 2029	August 13, 2029
Term (years)	4.5	4.6
Volatility	80%	80%
Risk-free rate	4.22%	4.27%

The fair value of the Sponsor Warrants at June 30, 2025 and February 14, 2025 was determined using the Monte Carlo simulation model. The key inputs for the Monte Carlo simulation model to value the Sponsor Warrants at June 30, 2025 and February 14, 2025 were as follows:

	June 30, 2025	February 14, 2025
Stock price	$2.82	$13.20
Exercise price	$10.00	$10.00
Effective expiration date	February 14, 2030	February 14,2030
Term (years)	4.6	5.0
Volatility	79%	84%
Risk-free rate	3.7%	4.2%

Change in Fair Value of Level 3 Liabilities

The following table presents a reconciliation of the public placement warrant liability measured at fair value on a recurring basis as of June 30, 2025:

Public Placement Warrant Liability
Balance at January 1, 2025	$267
Change in estimated fair value	(184)
Balance at March 31, 2025	$83
Change in estimated fair value	(78)
Balance at June 30, 2025	$5

The change in fair value of the public placement warrant liability is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the public placement warrant liability.

The following table presents a reconciliation of the related party private placement warrant liability measured at fair value on a recurring basis as of June 30, 2025:

Related Party Private Placement Warrant Liability
Balance at January 1, 2025	$133
Change in estimated fair value before modification(1)	71
Change in fair value for exchange of Sponsor Warrants on February 14, 2025(1)	1,816
Change in estimated fair value after modification(1)	(1,276)
Balance at March 31, 2025	$744
Change in estimated fair value	$(499)
Balance at June 30, 2025	$245

(1)	See Note 7 - Warrants for more information on the exchange of warrants with the Sponsor and modification of the related party private placement warrant liability.

The net change in fair value of $0.1 million of the related party private placement warrant liability for the six months ended June 30, 2025 is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of private placement warrant liability.

The following table presents a reconciliation of the convertible notes liability measured at fair value on a recurring basis as of June 30, 2024:

Convertible Notes
Balance at January 1, 2024	$15,604
Note issuance during the period	3,457
Change in estimated fair value	1,213
Balance at March 31, 2024	$20,274
Note issuance during the period	$10,130
Loss on extinguishment	$22,183
Change in estimated fair value	$15,874
Balance at June 30, 2024	$68,461

The change in fair value of the convertible notes is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the convertible notes. There was no change in fair value attributable to the instrument-specific credit risk for the three and six months ended June 30, 2024.

There were no convertible notes outstanding as of June 30, 2025 or December 31, 2024. See Part II, Item 8 “Financial Statements and Supplementary Data - Note 8 to the Consolidated Financial Statements - Borrowings and Other Financing Arrangements” in the 2024 Annual Report on Form 10-K for the year ended December 31, 2024 for more information.

The following table presents a reconciliation of the related party convertible notes liability measured at fair value on a recurring basis as of June 30, 2024:

Related Party Convertible Notes
Balance at January 1, 2024	$2,133
Note issuance during the period	1,449
Change in estimated fair value	248
Balance at March 31, 2024	$3,830
Note issuance during the period	$3,635
Loss on extinguishment	$4,176
Change in estimated fair value	$5,300
Balance at June 30, 2024	$16,941

The change in fair value of the related party convertible notes is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of related party convertible notes. There was no change in fair value attributable to the instrument-specific credit risk for the three and six months ended June 30, 2024.

There were no related party convertible notes outstanding as of June 30, 2025 or December 31, 2024. See Part II, Item 8 “Financial Statements and Supplementary Data - Note 8 to the Consolidated Financial Statements - Borrowings and Other Financing Arrangements” in the 2024 Annual Report on Form 10-K for the year ended December 31, 2024 for more information.

The following table presents a reconciliation of the share-based termination liability measured at fair value on a recurring basis as of June 30, 2024:

Share-Based Termination Liability
Balance at January 1, 2024	$6,349
Change in estimated fair value	(186)
Balance at March 31, 2024	$6,163
Change in estimated fair value	$1,498
Balance at June 30, 2024	$7,661

The change in fair value of the share-based termination liability is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the share-based termination liability.

There was no share-based termination liability outstanding as of June 30, 2025 or December 31, 2024. See Part II, Item 8 “Financial Statements and Supplementary Data - Note 7 to the Consolidated Financial Statements - Share-based Termination Liability” in the 2024 Annual Report on Form 10-K for the year ended December 31, 2024 for more information.

The following table presents a reconciliation of the convertible preferred stock warrant liability measured at fair value on a recurring basis as of June 30, 2024:

Convertible Preferred Stock Warrants Liability
Balance at January 1, 2024	$203
Change in estimated fair value	(24)
Balance at March 31, 2024	$179
Change in estimated fair value	$(73)
Balance at June 30, 2024	$106

The change in fair value of the convertible preferred stock warrants is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the convertible preferred stock warrant liability.

There were no convertible preferred stock warrants outstanding as of June 30, 2025 or December 31, 2024. See Part II, Item 8 “Financial Statements and Supplementary Data - Note 9 to the Consolidated Financial Statements - Warrants” in the 2024 Annual Report on Form 10-K for the year ended December 31, 2024 for more information.

5. FAIR VALUE MEASUREMENTS

Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis.

The table below presents the Company’s liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$—	$—	$267	$267
Related party private placement warrant liability	—	—	133	133
Long-term debt, non-current	$—	$13,186	$—	$13,186
Total liabilities	$—	$13,186	$400	$13,586

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes, current	$—	$—	$15,604	$15,604
Related party convertible notes, current	—	—	2,133	2,133
Shared-based termination liability	—	—	6,349	6,349
Convertible preferred stock warrant liability	—	—	203	203
Long-term debt, non-current	—	$13,340	$—	$13,340
Total liabilities	$—	$13,340	$24,289	$37,629

The Company’s convertible notes, current, related party convertible notes, current, share-based termination liability, public placement warrant liability, related party private placement liability, and preferred stock warrant liabilities are classified as Level 3 in the fair value hierarchy as the valuations are based on unobservable inputs, which reflect the Company’s own assumptions incorporated in valuation techniques used to determine fair value; further discussion of these assumptions is set forth below. There were no transfers into or out of Level 3 of the fair value hierarchy during the periods presented.

Changes in the fair value measurement of Level 3 liabilities are related mainly to unrealized gains (losses) resulting from remeasurement each period and are reflected in the consolidated statements of operations and comprehensive loss.

Public Placement Warrant Liability

In connection with the Merger, the Company assumed the Public Placement Warrants (see Note 9 – Warrants) to purchase the Company’s Common stock. The Company accounts for the Public Placement Warrants as a liability in accordance with ASC 815-40-15 since the Public Placement Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. This liability is subject to remeasurement at each balance sheet date until exercised. The fair value of the public placement liability at December 31, 2024 was determined using the Monte Carlo simulation model. The public placement warrant liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using some unobservable inputs.

Related Party Private Placement Warrant Liability

In connection with the Merger, the Company assumed the Private Placement Warrants (see Note 9 – Warrants) to purchase the Company’s Common stock, which were issued to the Sponsor, a related party. The Company accounts for the Private Placement Warrants as a liability in accordance with ASC 815-40-15 since the Private Placement Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. This liability is subject to remeasurement at each balance sheet date until exercised. The fair value of the related party private placement warrant liability at December 31, 2024 was determined using the Monte Carlo simulation model. The related party private placement warrant liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using unobservable inputs.

Convertible notes

The Company concluded that the Convertible Notes and its related features are within the scope of ASC 825, Financial Instruments, as a combined financial instrument, and the Company elected the fair value option where changes in fair value of the convertible notes are measured through the accompanying consolidated statement of operations and comprehensive loss until settlement. The Convertible Notes liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using certain unobservable inputs. These inputs include the underlying fair value of the equity instrument into which the Convertible Notes are convertible. The fair value is based on significant inputs not observable in the market, namely potential financing scenarios, the likelihood of such scenarios, the expected time for each scenario to occur, and the required market rates of return utilized in modeling these scenarios.

Share-based termination liability

The fair value of the share-based termination liability at December 31, 2023 was determined based on the expected exchange fair value of the Company’s common stock using the probability weighted expected return method (“PWERM”). The PWERM method is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values of the Company, assuming various outcomes. The significant inputs to the PWERM methodology included rights and preferences of each class of Company’s shares, the Company’s assumptions related to the expected timing of a liquidation event, lack of marketability and the Company’s estimated equity value and volatility on the valuation date, which are based on management’s analysis of comparable publicly traded peer companies. There was no shared-based termination liability as of December 31, 2024.

Convertible preferred stock warrant liability

The fair value of the convertible preferred stock warrant liability as of December 31, 2023 was determined using the PWERM. There was no convertible preferred stock warrant liability as of December 31, 2024.

Change in fair value of Level 3 liabilities

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

Public placement warrant liability
Balance at January 1, 2024	$—
Warrants assumed from the Merger	25,174
Change in estimated fair value	(24,907)
Balance at December 31, 2024	$267

The change in fair value of the Public Placement Warrants is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the public placement warrant liability of $24.9 million and zero for the years ended December 31, 2024 and 2023, respectively.

Related party private placement warrant liability
Balance at January 1, 2024	$—
Warrants assumed from the Merger	13,134
Change in estimated fair value	(13,001)
Balance at December 31, 2024	$133

The change in fair value of the Private Placement Warrants is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the related party private placement warrant liability of $13.0 million and zero for the years ended December 31, 2024 and 2023, respectively.

Convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	15,323
Change in estimated fair value	281
Balance at January 1, 2024	$15,604
Note issuance during the period	17,559
Loss on extinguishment	22,183
Change in estimated fair value	31,664
Conversion into common stock	$(87,010)
Balance at December 31, 2024	$—

The change in fair value of the convertible notes is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the convertible notes totaling loss of $31.7 million and $0.3 million for the years ended December 31, 2024 and 2023, respectively. There was no change in fair value attributable to the instrument-specific credit risk for the years ended December 31, 2024 and 2023.

Related party convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	2,018
Change in estimated fair value	115
Balance at January 1, 2024	$2,133
Note issuance during the period	5,084
Loss on extinguishment	4,176
Change in estimated fair value	3,752
Conversion into common stock	(15,145)
Balance at December 31, 2024	$—

The change in fair value of the related party convertible notes is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the related party convertible notes totaling loss of $3.8 million and $0.1 million for the years ended December 31, 2024 and 2023, respectively. There was no change in fair value attributable to the instrument-specific credit risk for the years ended December 31, 2024 and 2023.

Share-based termination liability
Balance at January 1, 2023	$—
Addition during the period	6,053
Change in estimated fair value	296
Balance at January 1, 2024	$6,349
Change in estimated fair value	979
Liability settlement due to issuance of common stock	$(7,328)
Balance at December 31, 2024	$—

The change in fair value of the share-based termination liability is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the share-based termination liability totaling loss of $1.0 million and $0.3 million for the years ended December 31, 2024 and 2023, respectively.

Convertible preferred stock warrants liability
Balance at January 1, 2023	$330
Change in estimated fair value	(127)
Balance at January 1, 2024	$203
Change in estimated fair value	(6)
Conversion into Private Warrants	(197)
Balance at December 31, 2024	—

The change in fair value of the convertible preferred stock warrants is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the convertible preferred stock warrant liability totaling a gain of $0.01 million and $0.1 million for the years ended December 31, 2024 and 2023, respectively.